Significant Accounting Policies - Recent Accounting Pronouncements, Accounting for Revenues and Expenses (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Accounting for Revenues and Expenses [Abstract]
Gain/(loss) on bunkers	$ 63	$ (186)	$ (1,949)